Condensed Consolidated Interim Statements of Cash Flows - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025
Operating activities
Net loss	$ (42,507)	$ (12,653)
Add items not affecting cash
Share-based compensation	4,405	5,088
Deferred income tax benefit	(13,301)	(1,063)
Foreign exchange (gain) loss	(4,709)	409
Investment loss from Smackover Lithium	4,801	3,169
Fair value gain on Investment in Aqualung	(204)	(2,821)
Fair value loss (gain) on financial asset - FID	41,662	(3,757)
Amortization	370	812
Interest expense	11	26
Other	20	18
Net changes in non-cash working capital items:
Other current assets and receivables	(269)	(2,573)
Advances and deposits	1	5
Accounts payable and accrued liabilities	(774)	3,374
Net cash used in operating activities	(10,494)	(9,966)
Investing activities
Smackover Lithium capital contributions	(46,475)	(19,525)
Exploration and evaluation assets		(21)
Purchase of property, plant and equipment	(63)
Change in restricted cash	(17)	(639)
Patents		(43)
Net cash used in investing activities	(46,555)	(20,228)
Financing activities
Proceeds from at-the-market equity program ("ATM")	22,383	32,473
Exercise of Options	1,839
Share issuance costs	(1,075)	(1,197)
Lease payments	(142)	(252)
Net cash provided by financing activities	23,005	31,024
Effect of exchange rates on cash	(154)	55
Net change in cash	(34,198)	885
Cash, beginning of period	152,314	31,177
Cash, end of period	118,116	32,062
Non-cash investing and financing
Change in proceeds from issuance of shares included in accounts receivable		312
Right of use asset additions		156
Change in share issuance costs included in accounts payable	$ 68	31
Change in exercise of Options included in accounts receivable		$ 453